Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2017
Deferred revenue
Schedule of movements in deferred income
At January 2017	250,000
Revenue recognition for ore delivery	(36,299)
Accretion for period	8,184

At December 2017	221,885

Current	31,296
Non-current	190,589

221,885